Other Intangible Assets, Net (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Summary of major classes of amortizable intangible assets
Gross carrying amount	$ 771	$ 685
Accumulated amortization	(321)	(332)
Total	450	353
Client relationships
Summary of major classes of amortizable intangible assets
Gross carrying amount	689	671
Accumulated amortization	(316)	(326)
Total	373	345
Management contracts [Member]
Summary of major classes of amortizable intangible assets
Gross carrying amount	71	0
Accumulated amortization	(1)	0
Total	70	0
Other Intangible Assets [Member]
Summary of major classes of amortizable intangible assets
Gross carrying amount	11	14
Accumulated amortization	(4)	(6)
Total	$ 7	$ 8